OTHER INCOME (UNAUDITED) - Reimbursements (Details) - Oregon Energy LLC - Eagle - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
OTHER INCOME (UNAUDITED)
Bank Charges	$ 36		$ 36
Consulting fees	22,353		35,845		$ 80,962
IT expenses	1,052		1,261		330
Occupancy expenses			75,368		124
Salary and wages	4,334		5,359		2,141
Total	$ 27,775	$ 0	$ 117,869	$ 0	$ 83,557